Commitments (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2013 Y	Sep. 30, 2012 Y option
Commitments 1		4,250,141
Commitments 2		200,000
Commitments 3		$ 3.50
Commitments 4		1.50
Commitments 5		80,200
Commitments 6		0.0011%
Commitments 7		1
Commitments 8		0.7946%
Commitments 9		0.00%
Commitments 10		3,000,000
Commitments 11		0.10%
Commitments 12		0.25%
Commitments 13		1
Commitments 14		0.10%
Commitments 15		1.10%
Commitments 16		4,000,000
Commitments 17		0
Commitments 18		18,600
Commitments 19		0.0031%
Commitments 20		2
Commitments 21		0.8473%
Commitments 22		0.00%
Commitments 23		500,000
Commitments 24		100,000
Commitments 25		740,000
Commitments 26		0
Commitments 27		125,000
Commitments 28		406,500
Commitments 29		163,415
Commitments 30		243,084
Commitments 31		75,000
Commitments 32		25,000
Commitments 33		267,000
Commitments 34		6,500
Commitments 35		120,250
Commitments 36		90,000
Commitments 37		90,000
Commitments 38		90,000
Commitments 39		1,100,000
Commitments 40		158,493
Commitments 41		33,493
Commitments 42		0
Commitments 43		1,000,000
Commitments 44		708,917
Commitments 45		284,828
Commitments 46		0
Commitments 1	2,700,513
Commitments 2	$ 0.75
Commitments 3	200,000
Commitments 4	3.50
Commitments 6	80,200
Commitments 7	0.11%
Commitments 8	1
Commitments 9	79.46%
Commitments 10	0.00%
Commitments 11	3,000,000
Commitments 12	10.00%
Commitments 13	4
Commitments 14	25.00%
Commitments 15	1
Commitments 16	10.00%
Commitments 17	110.00%
Commitments 18	4,000,000
Commitments 19	18,600
Commitments 20	0.31%
Commitments 21	2
Commitments 22	84.74%
Commitments 23	0.00%
Commitments 24	18,600
Commitments 25	100,000
Commitments 26	740,000
Commitments 27	0
Commitments 28	0
Commitments 29	267,000
Commitments 30	6,500
Commitments 31	90,000
Commitments 32	90,000
Commitments 33	90,000
Commitments 34	150,000
Commitments 35	0
Commitments 36	163,415
Commitments 37	500,000
Commitments 38	33,493
Commitments 39	0
Commitments 40	33,348
Commitments 41	$ 1,835